Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Robin Wagner

Associate General Counsel

Legal Affairs

Phone: 212-578-9071

September 8, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New England Variable Annuity Fund I

File No. 811-01930

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2022 of the underlying funds are incorporated herein by reference as the reports transmitted to contract owners of New England Variable Annuity Fund I of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 and 30e-3 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.
Associate General Counsel
Metropolitan Life Insurance Company